UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2010
	Principal Amount/Shares
Corporate Bonds - 66.7% (1)		Fair Value
Crude/Refined Products Pipelines - 1.5% (1)
Canada - 1.5% (1)
Gibson Energy ULC/GEP Midstream Finance Corp., 10.000%, 01/15/2018 (2)	$2,250,000	$2,193,750

Natural Gas/Natural Gas Liquids Pipelines - 17.2% (1)
Canada - 3.7% (1)
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	5,638,680
United States - 13.5% (1)
El Paso Corp., 12.000%, 12/12/2013	4,000,000	4,650,000
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019 (2)	5,000,000	5,262,290
Southern Star Central Corp., 6.750%, 03/01/2016	2,745,000	2,717,550
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016 (2)	2,000,000	2,050,000
Southern Union Co., 7.600%, 02/01/2024	3,500,000	3,972,070
The Williams Companies, Inc., 8.750%, 03/15/2032	1,482,000	1,873,724
		26,164,314

Natural Gas Gathering/Processing - 5.3% (1)
United States - 5.3% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2)	4,000,000	5,068,588
Enogex LLC, 6.250%, 03/15/2020 (2)	3,000,000	3,034,884
		8,103,472
Oil and Gas Exploration and Production - 4.5% (1)
United States - 4.5% (1)
Encore Acquisition Co., 9.500%, 05/01/2016	1,500,000	1,597,500
Newfield Exploration Co., 7.125%, 05/15/2018	1,000,000	1,000,000
Pioneer Natural Resources Co., 6.875%, 05/01/2018	1,000,000	983,508
Plains Exploration & Production Co., 10.000%, 03/01/2016	3,000,000	3,262,500
		6,843,508
Oilfield Services - 2.2% (1)
United States - 2.2% (1)
Pride International, Inc., 8.500%, 06/15/2019	3,000,000	3,352,500

Power/Utility - 34.0% (1)
United States - 34.0% (1)
Ameren Corp., 8.875%, 05/15/2014	2,000,000	2,327,672
CenterPoint Energy, Inc., 6.500%, 05/01/2018	5,000,000	5,327,125
CMS Energy Corp., 6.250%, 02/01/2020	1,000,000	978,803
CMS Energy Corp., 8.750%, 06/15/2019	4,185,000	4,710,690
Dominion Resources, Inc., 8.375%, 06/15/2064	183,000	5,206,350
FPL Group Capital, Inc., 6.650%, 06/15/2067	1,029,000	956,970
Illinois Power Co., 9.750%, 11/15/2018	2,000,000	2,598,492
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (2)	2,000,000	2,020,000
NiSource Finance Corp., 10.750%, 03/15/2016	5,000,000	6,408,875
North American Energy Alliance LLC, 10.875%, 06/01/2016 (2)	2,800,000	2,968,000
NRG Energy, Inc., 8.500%, 06/15/2019	6,000,000	5,992,500
PPL Capital Funding, Inc., 6.700%, 03/30/2067	6,000,000	5,190,000
Sierra Pacific Resources, 6.750%, 08/15/2017	3,000,000	3,030,741
Wisconsin Energy Corp., 6.250%, 05/15/2067	3,450,000	3,182,625
WPS Resources Corp., 6.110%, 12/01/2066	1,000,000	870,000
		51,768,843
Refining - 2.0% (1)
United States - 2.0% (1)
Holly Corp., 9.875%, 06/15/2017 (2)	3,000,000	3,075,000

Total Corporate Bonds (Cost $97,234,385)		101,501,387

Master Limited Partnerships and Related Companies - 52.3% (1)

Crude/Refined Products Pipelines - 25.4% (1)
United States - 25.4% (1)
Buckeye Partners, L.P.	25,300	1,487,387
Enbridge Energy Management, L.L.C. (3)	284,339	14,214,115
Holly Energy Partners, L.P.	27,549	1,173,312
Kinder Morgan Management, LLC (3)(4)	282,415	16,196,500
Magellan Midstream Partners, L.P.	21,600	977,184
NuStar Energy L.P.	32,600	1,870,914
Plains All American Pipeline, L.P.	16,500	914,265
Sunoco Logistics Partners L.P.	26,481	1,797,001
		38,630,678

Natural Gas/Natural Gas Liquids Pipelines - 15.5% (1)
United States - 15.5% (1)
Boardwalk Pipeline Partners, LP	120,000	3,592,800
Duncan Energy Partners L.P.	243,900	6,217,011
El Paso Pipeline Partners, L.P.	35,600	921,684
Energy Transfer Equity, L.P.	37,600	1,215,232
Energy Transfer Partners, L.P.	107,700	4,984,356
Enterprise Products Partners L.P.	33,600	1,100,736
ONEOK Partners, L.P.	66,600	4,039,290
Spectra Energy Partners, LP	26,960	808,261
Williams Pipeline Partners L.P.	23,645	690,197
		23,569,567

Natural Gas Gathering/Processing - 6.7% (1)
United States - 6.7% (1)
Copano Energy, L.L.C.	93,200	2,218,160
DCP Midstream Partners, LP	85,200	2,625,864
MarkWest Energy Partners, L.P.	56,700	1,677,186
Targa Resources Partners LP	132,417	3,310,425
Western Gas Partners LP	15,300	327,114
		10,158,749

Propane Distribution - 4.7% (1)
United States - 4.7% (1)
Inergy, L.P.	200,900	7,256,508

Total Master Limited Partnerships and Related Companies (Cost $62,198,811)		79,615,502

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Government Portfolio - Class I, 0.03% (5) (Cost $22,611)	22,611	22,611

Total Investments - 119.0% (1) (Cost $159,455,807)		181,139,500
Long-Term Debt Obligations - (13.1%) (1)		(20,000,000)
Interest Rate Swap Contracts - (0.2%) (1)
$27,000,000 notional - Unrealized Depreciation		(297,073)
Other Assets and Liabilities - (5.7%) (1)		(8,611,351)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$152,231,076

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)		Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $25,672,512, which represents 16.9% of net assets.
(3) Security distributions are paid-in-kind.
(4)		All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.
(5) Rate indicated is the current yield as of February 28, 2010.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2010.  These assets and liabilities are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2010	(Level 1)	(Level 2)	(Level 3)
Assets
Debt Securities:
Corporate Bonds(a)	$101,501,387	$5,206,350	$96,295,037	$-
Total Debt Securities	101,501,387	5,206,350	96,295,037	-
Equity Securities:
Master Limited Partnerships and Related Companies(a)	79,615,502	79,615,502	-	-
Total Equity Securities	79,615,502	79,615,502	-	-
Other:
Short-Term Investment(b)	22,611	22,611	-	-
Total Other	22,611	22,611	-	-
Total Assets	$181,139,500	$84,844,463	$96,295,037	$-
Liabilities	$297,073	$-	$297,073	$-
Interest Rate Swap Contracts
Total	$180,842,427	$84,844,463	$95,997,964	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2010.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

Some debt securities are fair valued using a market value obtained from an approved pricing service which utilizes a pricing matrix based upon yield data for securities with similar characteristics or from a direct written broker-dealer quotation from a dealer who has made a market in the security.  This pricing methodology applies to the Company’s Level 2 investments.

Interest rate swap contracts are valued by using industry-accepted models which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, which applies to the Company’s Level 2 liabilities.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and percent of net assets which the securities comprise at February 28, 2010.

Company	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets

DCP Midstream LLC,
9.750%, 03/15/2019	$4,000,000	08/07/09-08/27/09	$4,769,350	$5,068,588	3.3%
Enogex LLC,
6.250%, 03/15/2020	3,000,000	02/26/10	3,079,770	3,034,884	2.0
Gibson Energy ULC/GEP Midstream
Finance Corp., 10.000%, 01/15/2018	2,250,000	01/13/10-01/29/10	2,210,870	2,193,750	1.4
Holly Corp.,
9.875%, 06/15/2017	3,000,000	10/21/09-01/07/10	3,120,000	3,075,000	2.0
IPALCO Enterprises, Inc.,
7.250%, 04/01/2016	2,000,000	11/03/2009	2,015,000	2,020,000	1.3
Midcontinent Express Pipelines, LLC,
6.700%, 09/15/2019	5,000,000	09/09/2009	4,993,200	5,262,290	3.5
North American Energy Alliance, LLC,
10.875%, 06/01/2016	2,800,000	09/24/09-10/08/09	2,895,000	2,968,000	2.0
Southern Star Central Gas Pipeline, Inc.,
6.000%, 06/01/2016	2,000,000	08/24/2009	1,970,000	2,050,000	1.4
			$25,053,190	$25,672,512	16.9%

As of February 28, 2010, the aggregate cost of securities for federal income tax purposes was $159,194,681.  The aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,944,819, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0 and the net unrealized appreciation was $21,944,819.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 26, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 26, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 26, 2010	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer